Income Tax (Details 1) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Current tax expense	$ 0	$ 0	$ 166,666
Deferred tax expense	0	0	0
Income tax expense	$ 0	$ 0	$ 166,666